Average Annual Total Returns - DWS Short Duration Fund	Class A before tax Class Inception		Class A before tax 1 Year		Class A before tax 5 Years		Class A before tax 10 Years		Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Bloomberg Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Dec. 01, 2002	[1]	2.01%	[1]	2.42%	[1]	1.76%	[1]	1.04%	0.22%	(0.72%)	1.13%	0.25%	(0.50%)	Jun. 05, 2017	1.74%	2.36%	1.73%	Feb. 03, 2003	3.57%	2.11%	1.23%	Aug. 26, 2008	4.50%	3.12%	2.26%	Dec. 23, 1998	4.62%	3.14%	2.24%	3.33%	2.21%	1.60%

[1]	Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.75%